COMMITMENTS AND CONTINGENCIES (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES.
Rental expense	¥ 15,403,884	¥ 12,673,230	¥ 8,127,122
Future minimum lease commitments under office non-cancelable operating lease agreements
2022	13,315,511
2023	3,718,738
2024	486,426
2025	¥ 123,072